NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These unaudited consolidated financial statements of 22nd Century Group Inc. (“22nd Century Group”) and its direct and indirect subsidiaries (collectively with 22nd Century Group, the “Company”) incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC by 22nd Century Group, Inc. as described below.

On January 25, 2011, 22nd Century Limited, LLC (“22nd Century Ltd”) completed a reverse merger transaction (the “Merger”) with 22nd Century Group, Inc. (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, which share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd, and the consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the “Split-Off”). After the completion of the Merger and Split Off, 22nd Century Group’s consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.  Refer to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on February 1, 2011 for further information on the Merger.

 Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the “Private Placement”) of 5,434,446 securities (the “PPO Securities”) at the purchase price of $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd at an exercise price of $1.50 per whole common share. In connection with the Private Placement, 22nd Century Ltd approved a prorata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an exercise price of $3.00. Private Placement proceeds included $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of $4,425,000.  Private Placement expenses incurred included cash expenses of approximately $1,025,000 and non-cash expenses consisting of the placement agent fees of $395,376 which were converted into PPO Securities and $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional $114,979 of cost was incurred in the second quarter of 2011 in connection with registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately $3.3 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds were allocated to the warrants issued, which are classified as liabilities (see Note 9).

Basis of Presentation - The accompanying unaudited statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair and non-misleading presentation of the financial statements have been included.

The results of operations for any interim period are not necessarily indicative of results for the full year. Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

Nature of Business - 22nd Century Group is a holding company and is the sole member of 22nd Century Ltd, which is a plant biotechnology company. 22nd Century Ltd owns or exclusively licenses 98 issued patents in 79 countries predominantly related to modifying the content of nicotinic alkaloids in plants, specifically tobacco plants, through genetic engineering and plant breeding.

The overall objectives of 22nd Century Ltd are to reduce smoking-related disease by increasing smoking cessation with X-22, its botanical prescription smoking cessation aid in development, and reducing the harm to smokers with 22nd Century’s potential modified risk tobacco products (as defined in the Overview of Management Discussion), for smokers unwilling to quit.  22nd Century Ltd, including its subsidiary, Goodrich Tobacco Company Ltd. (“Goodrich Tobacco”), is primarily involved in the following activities:

•	The development of its botanical smoking cessation aid, X-22;

•	The development of its modified risk tobacco products;

•
The pursuit of necessary regulatory approvals at the U.S. Food and Drug Administration (the “FDA”) to market X-22 as a prescription smoking cessation aid and its proprietary cigarettes as modified risk tobacco products in the U.S.;

•	The manufacture, marketing and distribution of RED SUN and MAGIC proprietary cigarettes in traditional tobacco market channels in the U.S. through its subsidiary Goodrich Tobacco;

•	The international licensing of 22nd Century’s trademarks, brands, proprietary tobaccos, and technology; and

•	The production of SPECTRUM research cigarettes for the National Institute on Drug Abuse (“NIDA”).

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, 22nd Century Ltd, and Goodrich Tobacco, a subsidiary of 22nd Century Ltd. 22nd Century Ltd owns 96% of the outstanding membership units of Goodrich Tobacco. All intercompany accounts and transactions have been eliminated.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method.  The Company’s inventory consisted of the following categories:

	June 30,	December 31,
	2011	2010

Materials, mainly tobacco	$796,059	$292,480
Finished goods	120,100	16,182

Total	$916,159	$308,662

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party’s issued patent. The amounts capitalized relate to patents the Company owns or to which it has exclusive rights and its trademarks, and exclude approximately $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company’s primary patent family, which expires in 2019 (the assets’ estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred.  Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,017,744 and $585,436 as of June 30, 2011 ($1,965,621 and $497,998 - as of December 31, 2010).  The estimated annual amortization expense for the next five years is approximately $179,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. There was no impairment loss recorded during the six month periods ended June 30, 2011 or 2010.

Deferred Private Placement Costs - During 2010, the Company incurred costs related to the Private Placement that closed on January 25, 2011. Such costs were accumulated on the balance sheet as of December 31, 2010 and were charged against contributed capital upon closing of the offering.  Deferred Private Placement costs were $0 as of June 30, 2011 ($587,133 – December 31, 2010).

Income Taxes - Following the Merger on January 25, 2011, 22nd Century Ltd’s operations are subject to Federal and State income taxes.  Accordingly, since the Merger date the Company is required to recognize deferred tax assets and liabilities for any differences in basis in assets and liabilities between tax and GAAP reporting.  The corresponding asset that resulted has been fully offset by a valuation allowance based on the uncertainty of the Company’s ability to generate taxable income in the future to allow for the utilization of the asset.  The Company incurred a net operating loss from the closing of the Merger to June 30, 2011 and, accordingly, has made no provision for current income taxes. The income tax asset arising from this net operating loss has been fully reserved because it is not probable that it will be realized

Prior to the Merger, 22nd Century Ltd had elected to be treated as a Partnership for federal and state income tax purposes.  As a result, there was no entity level income tax for periods prior to the Merger, because all taxable income, tax deductions and tax credits were passed through to the members of 22nd Century Ltd. 22nd Century Ltd’s federal and state tax returns for the years ended December 31, 2007 to December 31, 2010 are currently open to audit under statutes of limitations. There are no pending audits as of June 30, 2011.

Employee Equity-Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group.

Debt Discounts - The Company accounts for warrants issued to note holders as an inducement to provide financing for the Company in accordance with the FASB’s guidance on Accounting for Convertible Debt and Convertible Debt Issued with Stock Purchase Warrants. Fair value of the warrants is determined by common share price according to recent equity transactions, since there is no vesting period and a negligible exercise price. The proceeds allocated to each warrant is recorded as a debt discount and amortized over the life of the corresponding financing as interest expense.

Unearned Grant Revenue - 22nd Century Ltd received approval of a government grant as partial support for its next clinical trial for the FDA. Costs associated with this grant are being recognized as such costs are incurred and included in research and development expense.  As the costs are incurred, deferred revenue is also recognized into income.  During the six months ended June 30, 2011, the Company recognized $143,540, which is included in other income on the statement of operations.  Deferred grant revenue was $80,000 as of June 30, 2011 (as compared to $223,540 as of December 31, 2010).

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred.  Revenue from the sale of the Company’s products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International (“RTI”) and the National Institute on Drug Abuse (“NIDA”) to supply NIDA research cigarettes which includes four development stages. Stages 1 and 2 are for product design, stage 3 is for manufacture planning and material procurement and stage 4 is for the manufacture, laboratory testing for confirmation of specifications, labeling of the product pursuant to the specifications of the Alcohol and Tobacco Tax and Trade Bureau (“TTB”) as a federal-excise tax-free product and shipping of the 9,000,000 cigarettes. Revenue under this contract is recognized as milestones are met since the milestones are clearly identifiable and substantive. The Company has completed each of stages 1 to 3 and recognized the revenue when billing was approved by the customer.  The Company has also completed certain milestones of stage 4 related to the laboratory testing and product labeling according to TTB specifications, as defined in the customer’s purchase order. Revenue related to the manufacture and shipment of the cigarettes will be based on the number of cigarettes that are shipped to the customer when title has transferred. The Company began cigarette shipments under stage 4 in July 2011. These government research cigarettes are distributed under the mark SPECTRUM.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations.  The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding.  Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business - 22nd Century Limited, LLC (“22nd Century”) is a plant biotechnology company founded in 1998.  22nd Century owns or has the exclusive right to use more than 97 issued patents in more than 79 countries related to modifying the content of nicotinic alkaloids in plants, specifically tobacco plants, through genetic engineering and plant breeding.

The overall objective of 22nd Century is to reduce smoking-related disease by increasing smoking cessation with, X-22, its botanical smoking cessation aid and reducing the harm to smokers with 22nd Century’s potential modified risk cigarettes, for smokers unwilling to quit.

22nd Century is primarily involved in the following activities:

•	The development of its botanical smoking cessation aid, X-22;

•	The development of its modified risk tobacco products;

•	The pursuit of necessary regulatory approvals at the FDA to market X-22 as a prescription smoking cessation aid and its proprietary cigarettes as modified risk tobacco products;

•	The manufacture, marketing and distribution of RED SUN and MAGIC proprietary cigarettes in traditional tobacco market channels in the U.S. through its subsidiary Goodrich Tobacco Company; and

•	The international licensing of 22nd Century’s trademarks, brands, proprietary tobaccos, and technology.

Principles of Consolidation - The accompanying consolidated financial statements include Goodrich Tobacco Company LLC (f/k/a Xodus, LLC), a subsidiary of 22nd Century (collectively, the “Company”). 22nd Century owns 96% of the outstanding Membership Units of Goodrich Tobacco Company. All intercompany accounts and transactions have been eliminated.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method.  The Company’s inventory consisted of the following categories:

	2010	2009

Materials mainly tobacco	$292,480	$55,023
Finished goods	16,182	-

Total	$308,662	$55,023

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent application being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party’s issued patent. The amounts capitalized relate to patents the Company owns or has exclusive rights to and its trademarks, and exclude approximately $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company’s primary patent family, which expires in 2019 (the assets’ estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis are expensed as incurred.  Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $1,965,621 and $497,998 as of December 31, 2010 ($1,817,709 and $333,542 - 2009).  Expected future annual amortization of patent costs and trademarks is approximately $173,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. There was no impairment loss recorded during the years ended December 31, 2010 or 2009.

Deferred Private Placement Costs - During 2010 the Company incurred costs related to the private placement that closed on January 25, 2011. Such costs were accumulated on the balance sheet and were charged against contributed capital upon closing of the offering.  Deferred private placement costs amounted to $587,133 as of December 31, 2010 ($0 – 2009).

Income Taxes - The Company has elected to be treated as a Partnership for Federal and State income tax purposes.  As a result, there is no corporate level tax because all taxable income, tax deductions and tax credits are passed through to the members of the Company. The Company’s Federal and State tax returns for the years ended December 31, 2007 to December 31, 2010 are currently open to audit under statutes of limitations.

Following the merger on January 25, 2011 (see Note 12) the Company’s operations will be subject to Federal and State income taxes.

Employee Equity-Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company members, employees and others receive Membership Units or warrants to purchase Membership Units of the Company.

Debt Discounts - The Company accounts for warrants issued to note holders as an inducement to provide financing for the Company in accordance with the FASB’s guidance on Accounting for Convertible Debt and Convertible Debt Issued with Stock Purchase Warrants. Fair value of the warrants is determined by Membership Unit price according to recent equity transactions since there is no vesting period and a negligible exercise price. The proceeds allocated to the warrant is recorded as a debt discount and amortized over the life of the corresponding financing as interest expense.

Unearned Grant Income - The Company received approval of a government grant as partial support for its next clinical trial with the FDA. This grant will be recognized as a reduction of the cost of the clinical trial as such costs are incurred. As of December 31, 2010, the Company recorded a grant receivable and corresponding deferred grant revenue amounting to $223,540.  No unearned grant income existed as of December 31, 2009.

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred.  Revenue from the sale of the Company’s products is recognized net of cash discounts, sales returns and allowances. Federal Excise Taxes are included in net sales and accounts receivable billed to customers.

Shipping Costs - Shipping costs are included in general and administrative expense and aggregated $2,290 in 2010 ($2,262 – 2009).

Advertising Costs - Advertising costs are expensed as incurred and are included in general and administrative expense. Advertising costs for the year ended December 31, 2010 amounted to $3,520 ($979 – 2009).

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Unit - Basic loss per common Membership Unit is computed using the weighted-average number of common Membership Units outstanding.  Diluted loss per unit is computed assuming conversion of all potentially dilutive warrants. Potential common Membership Units outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain 2009 amounts have been reclassified to conform to the 2010 presentation.

Membership Units Split - On October 5, 2010 the Company authorized a 37,100.5626 to 1 split of its Membership Units. The amounts shown for Membership Units, warrants and loss per unit amounts have been retroactively adjusted in all periods presented to reflect this split.

            Subsequent Events - These statements have not been updated for subsequent events occurring after March 21, 2011, which is the date these financial statements were available to be issued.